STOCKHOLDERS' EQUITY (Details) - Stock option activity - USD ($)			6 Months Ended	12 Months Ended
	Jan. 01, 2015	Jan. 01, 2013	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013
Stock option activity [Abstract]
Options, Outstanding, Shares	441,055	189,211	441,055	277,552		189,211
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 8.435	$ 12.540	$ 8.435	$ 9.570		$ 12.540
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2	4 years 73 days	9 years 127 days	4 years 328 days	8 years 255 days	4 years 73 days
Options Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 858,766		$ 858,766	$ 259,558
Options Grants, Shares			126,500		246,255		113,171
Options Grants, Weighted-Average Exercise Price (in Dollars per share)			$ 6.88		$ 6.500		$ 11.585
Options Grants, Weighted-Average Remaining Contractual Term			10 years		10 years		10 years
Options Grants, Aggregate Intrinsic Value (in Dollars)
Options Exercised, Shares					(8,400)
Options Forfeitures or expirations, Shares					(74,352)		(24,830)
Options Forfeitures or expirations, Weighted-Average Exercise Price (in Dollars per share)					$ 8.115		$ 41.500
Outstanding at December 31, 2014	441,064		565,939	441,055	441,055	277,552	277,552
Outstanding at December 31, 2014 (in Dollars per share)	$ 8.44		$ 8.09	$ 8.435	$ 8.435	$ 9.570	$ 9.570
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2	4 years 73 days	9 years 127 days	4 years 328 days	8 years 255 days	4 years 73 days
Outstanding at December 31, 2014 (in Dollars)	$ 858,766		$ 118,486	$ 858,766	$ 858,766	$ 259,558	$ 259,558
Exercisable at December 31, 2014			344,683	227,263	227,263
Exercisable at December 31, 2014 (in Dollars per share)			$ 8.05	$ 8.110	$ 8.110
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsExercisableWeightedAverageRemainingContractualTerm1			3 years 255 days		4 years 109 days
Exercisable at December 31, 2014 (in Dollars)			$ 110,570	$ 573,899	$ 573,899